Investments (Schedule of Investments) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investments [Abstract]
Cost investments	[1]		¥ 516,446	¥ 153,024
Equity investments			44,994	¥ 33,630
Available-for-sale debt security	[2]		6,117
Total		$ 87,616	¥ 567,557	¥ 186,654

[1]	In 2015, the Group entered into agreements to acquire minority stake of 16 entities with total consideration of RMB351,800. The investments were not investment in common stock or in-substance common stock and therefore were precluded from applying the equity method of accounting. They have been accounted for as investments under cost method, since all of these equity securities do not have a readily determinable fair value.
[2]	In September 2015, the Group entered into share purchase agreements to acquire 4.25% equity stake of a company with a total consideration of RMB6,117. The Group recorded this investment as an available-for-sale debt security since the preferred shares purchased by the Group are redeemable at the option of the Group. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end. There was no significant change in fair value of the investment from the investment date to December 31, 2015.